BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

SCHEDULE OF FAIR VALUE OF CONVERTIBLE NOTES DERIVATIVE LIABILITY

The carrying amounts of the Company’s financial instruments as of September 30, 2022 and December 31, 2021 reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – September 30, 2022	$–	$–	$269,663	$269,663

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2021	$–	$–	$256,683	$256,683

The carrying amounts of the Company’s financial instruments as of December 31 2021 and 2020, reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2020	$–	$–	$2,008,802	$2,008,802

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2021	$–	$–	$256,683	$256,683

SCHEDULE OF SEGMENT REPORTING

	for the nine months ended September 30
	2022	2021
Net Sales
Manufacturing and Engineering	132,316	91,262
Clean Energy HRS	461,192	602,207
CETY HK	1,925,950	-
Cety Europe	48,138	173,234
Total Sales	2,567,596	866,703

Segment income and reconciliation before tax
Manufacturing and Engineering	85,352	72,853
Clean Energy HRS	427,219	312,118
CETY HK	631,082	-
Cety Europe	40,315	134,712
Total Segment income	1,183,968	519,683

Reconciling items
General and Administrative expense	(284,025)	(529,335)
Salaries	(587,928)	(661,634)
Travel	(126,388)	(66,735)
Professional Fees	(359,636)	(123,383)
Facility lease and Maintenance	(260,262)	(254,708)
Consulting Subcontractors	(83,931)
Depreciation and Amortization	(22,557)	(24,219)
Change in derivative liability	(12,980)	1,734,624
Other Income	25,790	-
Gain debt settlement	2,920	828,666
Interest Expense	(747,451)	(603,240)
Net Loss before income tax	(1,272,481)	819,719

Selected Financial Data:

	for the years ended December 31,
	2021	2020
Net Sales
Manufacturing and Engineering	$93,371	$422,631
Clean Energy HRS	1,014,707	930,882
Cety Europe	192,361	52,492
Total Sales	$1,300,439	$1,406,005

Segment income and reconciliation before tax
Manufacturing and Engineering	(90,328)	118,412
Clean Energy HRS	547,812	581,903
Cety Europe	152,923	50,753
Total Segment income	610,407	751,068

Reconciling items
General and Administrative expense	(488,177)	(480,812)
Salaries	(772,463)	(495,269)
Travel	(145,170)	(86,292)
Professional Fees	(155,241)	(111,318)
Facility lease and Maintenance	(346,454)	(363,643)
Consulting	(243,371)	(157,149)
Bad Debt Expense	-	(259,289)
Depreciation and Amortization	(32,292)	(32,912)
Change in derivative liability	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down	868,502	399,181
Interest and Financing fees	(769,369)	(1,329,230)
Net Loss before income tax	$278,492	$(3,435,764)

	December 31, 2021	December 31, 2020
Total Assets
Manufacturing and Engineering	$3,836,405	$1,922,648
Clean Energy HRS	2,556,166	2,166,478
Cety Europe	39,703	34,545
Total Assets	$6,432,274	$4,123,671

SCHEDULE OF DEFERRED TAX ASSET
	September 30, 2022	December 31, 2021
Deferred Tax Asset	$3,032,498	$2,556,982
Valuation Allowance	(3,032,498)	(2,556,982)
Deferred Tax Asset (Net)	$-	$-

	December 31, 2021	December 31, 2020
Deferred Tax Asset	$2,556,982	$2,640,529
Valuation Allowance	(2,556,982)	(2,640,529)
Deferred Tax Asset (Net)	$-	$-